Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements
	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.